Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2013
Registrant Name	Dreyfus New York Tax Exempt Bond Fund, Inc.
Central Index Key	0000723765
Amendment Flag	false
Document Creation Date	Mar. 19, 2014
Document Effective Date	Mar. 19, 2014
Prospectus Date	Mar. 19, 2014
DREYFUS NEW YORK AMT-Free Municipal MONEY MARKET FUND | DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Risk/Return:
Trading Symbol	DNYXX
DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/ | DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/
Risk/Return:
Trading Symbol	DRNYX